Inventories (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Inventories
Raw materials	$ 4,672	29,109	29,804
Consumables and packaging materials	2,604	16,225	19,224
Work-in-progress	2,090	13,018	12,243
Finished goods	10,045	62,580	65,437
Total inventories	19,411	120,932	126,708
Inventory write-downs			3,205	4,846